COMMITMENTS - Royalties in Cost of Sales (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Commitments [Line Items]
Royalties	$ 60,600,000	$ 59,200,000
Minimum | Gold, Ounces
Disclosure Of Commitments [Line Items]
Price per ounce of gold	1,000
Maximum | Gold, Ounces
Disclosure Of Commitments [Line Items]
Price per ounce of gold	1,300
IAMGOLD Essakane S.A. ("Essakane S.A.")
Disclosure Of Commitments [Line Items]
Royalties	$ 40,700,000	36,800,000
Royalty percentage, conditional market price if market price is lower or equal to $1,000 per ounce	3.00%
Royalty percentage, conditional market price if market price is between $1,000 and $1,300 per ounce	4.00%
Royalty percentage, conditional market price if market price is great than $1,300 per ounce	5.00%
Rosebel Gold Mines N.V.
Disclosure Of Commitments [Line Items]
Royalties	$ 19,900,000	$ 22,400,000
In-kind royalty per ounce, percentage	2.00%
Price participation percentage in excess of market price of $425 per ounce	6.50%
Percent of minerals payable to charitable foundation	0.25%